T. ROWE PRICE Health Sciences Portfolio
March 31, 2024 (Unaudited)

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.2%
BIOTECHNOLOGY 24.1%
Major Biotechnology 5.6%
Amgen  41,700 11,856
Biogen (1) 17,534 3,781
Celldex Therapeutics (1) 62,757 2,634
Exact Sciences (1) 36,548 2,524
Exact Sciences CMO Milestone,
Acquisition Date: 1/6/21, Cost $— (1)
(2)(3) 167,424 95
Exact Sciences FDA Milestone,
Acquisition Date: 1/6/21, Cost $— (1)
(2)(3) 83,712 48
Neurocrine Biosciences (1) 37,844 5,219
Vertex Pharmaceuticals (1) 37,133 15,522
41,679
Other Biotechnology 18.5%
ACADIA Pharmaceuticals (1) 29,685 549
Affinivax Expense Fund, Acquisition
Date: 9/12/22, Cost $1 (1)(2)(3) 562 1
Affinivax Milestone Event, Acquisition
Date: 9/12/22, Cost $156 (1)(2)(3) 331,976 199
Affinivax Next Gen. Prod. Milestone
Event, Acquisition Date: 9/12/22,
Cost $156 (1)(2)(3) 331,976 76
Agios Pharmaceuticals (1) 35,921 1,050
Akero Therapeutics (1) 34,210 864
Alector (1) 30,382 183
Allogene Therapeutics (1) 121,946 545
Alnylam Pharmaceuticals (1) 64,621 9,658
Alpine Immune Sciences (1) 33,006 1,308
AnaptysBio (1) 6,300 142
Apellis Pharmaceuticals (1) 62,853 3,695
Apogee Therapeutics (1) 41,514 2,759
Ardelyx (1) 136,000 993
Arvinas (1) 55,602 2,295
Ascendis Pharma, ADR (1) 29,591 4,473
Aura Biosciences (1) 17,870 140
Avidity Biosciences (1) 58,184 1,485
Avidity Biosciences PIPE, Acquisition
Date: 2/29/24, Cost $1,421 (1)(3) 86,119 2,088
BeiGene, ADR (1) 30,402 4,755
Bicycle Therapeutics, ADR (1) 15,304 381
Biohaven (1) 85,041 4,651
BioMarin Pharmaceutical (1) 35,520 3,102
Blueprint Medicines (1) 101,594 9,637
Cargo Therapeutics (1) 45,269 1,010
Cargo Therapeutics, Acquisition Date:
2/22/23 - 10/27/23, Cost $516 (1)(3) 38,005 848
Centessa Pharmaceuticals, ADR (1) 62,892 711
CRISPR Therapeutics (1) 1,704 116
Cytokinetics (1) 21,462 1,505
Day One Biopharmaceuticals (1) 3,030 50
Denali Therapeutics (1) 47,802 981
Entrada Therapeutics (1) 19,854 281
Exelixis (1) 38,748 919
Generation Bio (1) 52,070 212
Shares/Par $ Value
(Cost and value in $000s)
‡
Ginkgo Bioworks, Earn Out Shares
$15.00, Acquisition Date: 9/17/21,
Cost $— (1)(3) 9,683 3
Ginkgo Bioworks, Earn Out Shares
$17.50, Acquisition Date: 9/17/21,
Cost $— (1)(3) 9,683 3
Ginkgo Bioworks, Earn Out Shares
$20.00, Acquisition Date: 9/17/21,
Cost $— (1)(3) 9,683 2
Gyroscope Therapeutics, Milestone
Payment 1, Acquisition Date: 2/18/22,
Cost $253 (1)(2)(3) 253,263 —
Gyroscope Therapeutics, Milestone
Payment 2, Acquisition Date: 2/18/22,
Cost $169 (1)(2)(3) 168,785 —
Gyroscope Therapeutics, Milestone
Payment 3, Acquisition Date: 2/18/22,
Cost $169 (1)(2)(3) 168,785 —
IGM Biosciences (1) 44,463 429
Immatics (1) 67,897 714
Immuneering, Class A (1) 29,046 84
Immunocore Holdings, ADR (1) 57,075 3,710
Immunome (1) 71,450 1,763
Incyte (1) 14,364 818
Insmed (1) 97,594 2,648
Intellia Therapeutics (1) 5,973 164
Ionis Pharmaceuticals (1) 37,557 1,628
Iovance Biotherapeutics (1) 135,669 2,011
Krystal Biotech (1) 18,195 3,237
Kymera Therapeutics (1) 61,045 2,454
Legend Biotech, ADR (1) 53,353 2,993
Longboard Pharmaceuticals (1) 41,644 900
Lyell Immunopharma (1) 241,700 539
Monte Rosa Therapeutics (1) 51,821 365
MoonLake Immunotherapeutics (1) 49,649 2,494
Morphic Holding (1) 35,779 1,259
Novocure (1) 78,264 1,223
Nuvalent, Class A (1) 3,589 269
Pliant Therapeutics (1) 27,537 410
Prelude Therapeutics (1) 39,548 187
Prime Medicine (1) 22,631 158
Protagonist Therapeutics (1) 31,200 903
Prothena (1) 30,857 764
RAPT Therapeutics (1) 3,442 31
Regeneron Pharmaceuticals (1) 20,600 19,827
Relay Therapeutics (1) 98,419 817
Repligen (1) 12,160 2,236
Replimune Group (1) 66,664 545
REVOLUTION Medicines (1) 71,258 2,297
REVOLUTION Medicines, Warrants,
11/14/28 (1) 11,096 2
Rocket Pharmaceuticals (1) 43,255 1,165
Sage Therapeutics (1) 28,484 534
Sana Biotechnology (1) 126,168 1,262
Sarepta Therapeutics (1) 12,712 1,646
Scholar Rock, Warrants, 12/31/25,
Acquisition Date: 6/17/22, Cost $— (1)
(3) 6,855 79
Scholar Rock Holding (1) 87,874 1,561

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
SpringWorks Therapeutics (1) 70,220 3,456
Structure Therapeutics, ADR (1) 32,644 1,399
Ultragenyx Pharmaceutical (1) 61,717 2,882
Voyager Therapeutics (1) 42,811 399
Xencor (1) 39,844 882
Zai Lab, ADR (1) 61,221 981
Zentalis Pharmaceuticals (1) 59,165 932
136,727
Total Biotechnology 178,406
LIFE SCIENCES 9.2%
Life Sciences 9.2%
Agilent Technologies  54,725 7,963
Bio-Techne  50,330 3,543
Bruker  22,689 2,131
Charles River Laboratories
International (1) 10,186 2,760
Danaher  86,678 21,645
Ginkgo Bioworks Holdings, Class A (1) 91,250 106
Pacific Biosciences of California (1) 81,354 305
SomaLogic, Warrants, 8/31/26 (1) 4,962 —
Thermo Fisher Scientific  51,332 29,835
Total Life Sciences 68,288
MISCELLANEOUS 0.0%
Miscellaneous 0.0%
Orchestra BioMed Holdings (1) 24,783 131
Total Miscellaneous 131
PHARMACEUTICALS 19.2%
Major Pharmaceuticals 18.2%
AbbVie  18,685 3,403
AstraZeneca, ADR  217,526 14,737
Daiichi Sankyo (JPY)  47,300 1,493
Eli Lilly  94,241 73,316
Merck  227,853 30,065
Novo Nordisk, ADR  86,460 11,101
134,115
Specialty Pharmaceuticals 1.0%
Madrigal Pharmaceuticals (1) 14,026 3,745
Zoetis  22,580 3,821
7,566
Total Pharmaceuticals 141,681
PRODUCTS & DEVICES 18.3%
Capital Equipment 0.2%
PROCEPT BioRobotics (1) 31,280 1,546
1,546
Implants 11.8%
Becton Dickinson & Company  31,957 7,908
Boston Scientific (1) 112,672 7,717
Edwards Lifesciences (1) 102,443 9,790
Intuitive Surgical (1) 76,874 30,680
Stryker  75,140 26,890
Teleflex  1,376 311
Verily Life Sciences, Series
B, Acquisition Date: 1/23/19,
Cost $643 (1)(2)(3) 5,220 509
Shares/Par $ Value
(Cost and value in $000s)
‡
Zimmer Biomet Holdings  27,588 3,641
87,446
Other Products & Devices 6.3%
10X Genomics, Class A (1) 87,427 3,281
Argenx, ADR (1) 37,581 14,796
Dexcom (1) 35,460 4,918
Hologic (1) 57,307 4,468
Inspire Medical Systems (1) 8,722 1,873
Insulet (1) 7,938 1,361
Lantheus Holdings (1) 17,072 1,063
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $1,452 (1)(2)(3) 385,684 154
Penumbra (1) 35,599 7,945
Saluda Medical, Warrants, 1/20/27,
Acquisition Date: 1/20/22, Cost $— (1)
(2)(3) 4,672 13
Shockwave Medical (1) 17,024 5,544
Siemens Healthineers (EUR) (1) 14,949 914
46,330
Total Products & Devices 135,322
SERVICES 19.4%
Distribution 1.3%
Cardinal Health  36,763 4,114
Cencora  8,800 2,138
McKesson  6,358 3,413
9,665
Information 0.7%
GeneDx Holdings (1) 1,938 18
GeneDx Holdings, Warrants,
7/22/26 (1) 11,396 1
Veeva Systems, Class A (1) 20,469 4,742
4,761
Other Services 1.7%
Guardant Health (1) 30,849 636
ICON (1) 12,100 4,065
IQVIA Holdings (1) 11,632 2,942
West Pharmaceutical Services  11,920 4,717
12,360
Payors 14.0%
Centene (1) 53,734 4,217
Cigna Group  37,849 13,746
Elevance Health  50,674 26,277
Humana  9,927 3,442
Molina Healthcare (1) 26,181 10,756
UnitedHealth Group  91,049 45,042
103,480
Providers 1.7%
agilon health (1) 45,817 279
HCA Healthcare  23,433 7,816
Surgery Partners (1) 38,596 1,151

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Tenet Healthcare (1) 32,897 3,458
12,704
Total Services 142,970
Total Miscellaneous Common
Stocks  5.0% (4) 36,733
Total Common Stocks (Cost
$366,202) 703,531
CONVERTIBLE BONDS 0.1%
Galvanize Therapeutics, 0.00%,
2/13/27, Acquisition Date: 2/28/24,
Cost $295 (1)(2)(3) 295,300 295
Immunocore Holdings, 2.50%,
2/1/30 (5) 739,000 772
Total Convertible Bonds (Cost
$1,034) 1,067
CONVERTIBLE PREFERRED STOCKS 4.3%
BIOTECHNOLOGY 1.8%
Other Biotechnology 1.8%
Arbor Bio, Series B, Acquisition Date:
10/29/21, Cost $398 (1)(2)(3) 23,994 398
Avalyn Pharma, Series C-1, Acquisition
Date: 9/22/23, Cost $285 (1)(2)(3) 388,595 284
Chroma Medicine, Series A,
Acquisition Date: 10/12/21,
Cost $500 (1)(2)(3) 235,778 613
Chroma Medicine, Series
B, Acquisition Date: 2/8/23,
Cost $198 (1)(2)(3) 76,097 198
Delfi Diagnostics, Series A, Acquisition
Date: 1/12/21 - 4/7/22, Cost $320 (1)
(2)(3) 154,525 749
Delfi Diagnostics, Series B, Acquisition
Date: 6/10/22, Cost $407 (1)(2)(3) 84,104 407
Eikon Therapeutics, Series
B, Acquisition Date: 12/3/21,
Cost $810 (1)(2)(3) 45,781 984
Eikon Therapeutics, Series
C, Acquisition Date: 5/18/23,
Cost $195 (1)(2)(3) 9,072 195
EndeavorBio, Series B, Acquisition
Date: 1/21/22, Cost $398 (1)(2)(3) 84,304 398
FOG Pharma, Series C, Acquisition
Date: 1/11/21 - 8/2/21, Cost $282 (1)
(2)(3) 19,483 165
FOG Pharma, Series D, Acquisition
Date: 11/17/22, Cost $296 (1)(2)(3) 27,546 202
FOG Pharma, Series E, Acquisition
Date: 2/29/24, Cost $93 (1)(2)(3) 14,904 93
Generate Bio, Series B, Acquisition
Date: 9/2/21, Cost $1,001 (1)(2)(3) 84,485 1,001
Generate Bio, Series C, Acquisition
Date: 5/9/23, Cost $201 (1)(2)(3) 17,003 201
Genesis Therapeutics, Series
A, Acquisition Date: 11/24/20,
Cost $191 (1)(2)(3) 37,471 191
Shares/Par $ Value
(Cost and value in $000s)
‡
Genesis Therapeutics, Series
B, Acquisition Date: 8/10/23,
Cost $465 (1)(2)(3) 91,103 465
Insitro, Series B, Acquisition Date:
5/21/20, Cost $248 (1)(2)(3) 39,793 728
Insitro, Series C, Acquisition Date:
4/7/21, Cost $481 (1)(2)(3) 26,282 481
Kartos Therapeutics, Series
C, Acquisition Date: 8/22/23,
Cost $486 (1)(2)(3) 85,928 486
Laronde, Series B, Acquisition Date:
7/28/21, Cost $1,471 (1)(2)(3) 52,537 221
Odyssey Therapeutics, Acquisition
Date: 10/25/23, Cost $25 (1)(2)(3) 4,902 25
Odyssey Therapeutics, Series
B, Acquisition Date: 5/13/22,
Cost $319 (1)(2)(3) 50,567 263
ProfoundBio, Series B, Acquisition
Date: 2/9/24, Cost $421 (1)(2)(3) 56,306 421
Rapport Therapeutics, Series B,
Acquisition Date: 8/7/23 - 3/19/24,
Cost $404 (1)(2)(3) 240,995 404
Ring Therapeutics, Series B,
Acquisition Date: 4/12/21,
Cost $404 (1)(2)(3) 43,885 404
Ring Therapeutics, Series C,
Acquisition Date: 10/7/22,
Cost $198 (1)(2)(3) 21,482 198
Saliogen Therapeutics, Series
B, Acquisition Date: 12/10/21,
Cost $497 (1)(2)(3) 4,690 497
Scribe Therapeutics, Series
B, Acquisition Date: 3/17/21,
Cost $278 (1)(2)(3) 45,881 278
Sionna Therapeutics, Series
B, Acquisition Date: 2/2/22,
Cost $239 (1)(2)(3) 24,459 239
Sionna Therapeutics, Series C,
Acquisition Date: 3/4/24, Cost $84 (1)
(2)(3) 8,642 84
Spyre Therapeutics PIPE, Acquisition
Date: 3/18/24, Cost $684 (1)(3) 462 666
Tessera Therapeutics, Series
C, Acquisition Date: 2/25/22,
Cost $357 (1)(2)(3) 17,475 357
Treeline Biosciences, Series A,
Acquisition Date: 4/9/21 - 9/26/22,
Cost $830 (1)(2)(3) 106,061 830
Total Biotechnology 13,126
CONSUMER NONDURABLES 0.2%
Biotechnology 0.1%
Nutcracker Therapeutics, Series
C, Acquisition Date: 8/27/21,
Cost $501 (1)(2)(3) 46,567 501
501
Healthcare Services 0.1%
Capsule, Series 1-D, Acquisition Date:
4/7/21, Cost $553 (1)(2)(3) 38,140 54
Capsule, Series E, Acquisition Date:
1/10/23, Cost $120 (1)(2)(3) 40,875 57

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Color Health, Series D, Acquisition
Date: 12/17/20, Cost $501 (1)(2)(3) 13,310 257
Color Health, Series D-1, Acquisition
Date: 1/13/20, Cost $430 (1)(2)(3) 20,165 291
Color Health, Series E, Acquisition
Date: 10/26/21, Cost $199 (1)(2)(3) 1,991 76
735
Total Consumer Nondurables 1,236
LIFE SCIENCES 0.9%
Life Sciences 0.9%
Cellanome, Series A, Acquisition Date:
12/30/21, Cost $497 (1)(2)(3) 89,839 673
Chromacode, Series D-1, Acquisition
Date: 2/28/22, Cost $99 (1)(2)(3) 141,298 30
Chromacode, Series D-2, Acquisition
Date: 2/28/22, Cost $99 (1)(2)(3) 141,298 65
Clear Labs, Series C, Acquisition Date:
5/13/21, Cost $595 (1)(2)(3) 171,440 106
DNA Script, Series C, Acquisition
Date: 12/16/21, Cost $960 (EUR) (1)
(2)(3) 1,132 352
Element Biosciences, Series
C, Acquisition Date: 6/21/21,
Cost $797 (1)(2)(3) 38,785 702
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $572 (1)(2)(3) 64,740 121
Lumicks Tech, Series D, Acquisition
Date: 4/14/21, Cost $396 (1)(2)(3) 221 201
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $741 (1)(2)(3) 54,252 3,295
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $854 (1)(2)(3) 19,224 1,167
Total Life Sciences 6,712
MISCELLANEOUS 0.1%
Miscellaneous 0.1%
Obsidian Therapeutics, Series
C, Acquisition Date: 3/27/24,
Cost $422 (1)(2)(3) 222,385 422
Total Miscellaneous 422
PRODUCTS & DEVICES 0.3%
Capital Equipment 0.1%
Reflexion Medical, Acquisition Date:
11/13/23, Cost $125 (1)(2)(3) 83,280 110
Reflexion Medical, Series
C, Acquisition Date: 4/3/18,
Cost $255 (1)(2)(3) 150,708 259
Reflexion Medical, Series D,
Acquisition Date: 4/3/20, Cost $97 (1)
(2)(3) 51,079 89
Reflexion Medical, Series
E, Acquisition Date: 3/1/22,
Cost $199 (1)(2)(3) 83,857 151
609
Shares/Par $ Value
(Cost and value in $000s)
‡
Implants 0.1%
Kardium, Series D-5, Acquisition Date:
11/29/18, Cost $391 (1)(2)(3) 403,778 343
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $565 (1)(2)(3) 556,501 473
816
Other Products & Devices 0.1%
Saluda Medical, Series D, Acquisition
Date: 1/20/22, Cost $397 (1)(2)(3) 31,146 277
Saluda Medical, Series E, Acquisition
Date: 4/6/23, Cost $196 (1)(2)(3) 24,280 196
473
Total Products & Devices 1,898
SERVICES 1.0%
Information 0.0%
Cleerly, Series C, Acquisition Date:
7/8/22, Cost $312 (1)(2)(3) 26,533 238
238
Other Services 1.0%
Caris Life Sciences, Series
C, Acquisition Date: 8/14/20,
Cost $467 (1)(2)(3) 169,277 616
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $826 (1)(2)(3) 101,939 371
Freenome Holdings, Series
B, Acquisition Date: 6/24/19,
Cost $325 (1)(2)(3) 71,397 528
Freenome Holdings, Series
C, Acquisition Date: 8/14/20,
Cost $276 (1)(2)(3) 41,732 309
Freenome Holdings, Series D,
Acquisition Date: 11/22/21,
Cost $179 (1)(2)(3) 23,669 176
Freenome Holdings, Series
F, Acquisition Date: 1/26/24,
Cost $63 (1)(2)(3) 8,542 63
PrognomIQ, Series A-4, Acquisition
Date: 11/15/19, Cost $62 (1)(2)(3) 26,885 82
PrognomIQ, Series A-5, Acquisition
Date: 5/12/20, Cost $53 (1)(2)(3) 23,318 71
PrognomIQ, Series B, Acquisition
Date: 9/11/20, Cost $384 (1)(2)(3) 168,024 514
PrognomIQ, Series C, Acquisition
Date: 2/16/22, Cost $157 (1)(2)(3) 51,466 157
Tempus Labs, Series D, Acquisition
Date: 3/16/18, Cost $533 (1)(2)(3) 56,856 2,418
Tempus Labs, Series E, Acquisition
Date: 8/23/18, Cost $629 (1)(2)(3) 37,551 1,685
Tempus Labs, Series F, Acquisition
Date: 4/30/19, Cost $197 (1)(2)(3) 7,944 369
Tempus Labs, Series G, Acquisition
Date: 2/6/20, Cost $196 (1)(2)(3) 5,107 248
Tempus Labs, Series G-2, Acquisition
Date: 11/19/20, Cost $302 (1)(2)(3) 5,275 205
7,812

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Providers 0.0%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $339 (1)(2)(3) 140,829 241
Honor Technology, Series E,
Acquisition Date: 9/29/21,
Cost $300 (1)(2)(3) 94,916 162
403
Total Services 8,453
Total Convertible Preferred Stocks
(Cost $29,627) 31,847
PREFERRED STOCKS 0.2%
LIFE SCIENCES 0.2%
Life Sciences 0.2%
Sartorius (EUR)  4,663 1,852
Total Life Sciences 1,852
Total Preferred Stocks (Cost $649) 1,852
Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve
Fund, 5.39% (6)(7) 1,921,720 1,922
Total Short-Term Investments (Cost
$1,922) 1,922
Total Investments in
Securities 100.1%
(Cost $399,434) $ 740,219
Other Assets Less Liabilities (0.1)% (940)
Net Assets 100.0% $ 739,279
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $36,260 and represents 4.9% of net assets.
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $772 and represents 0.1%
of net assets.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
JPY Japanese Yen
PIPE Private Investment in Public Equity

T. ROWE PRICE Health Sciences Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ —# $ — $ 44+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government Reserve Fund, 5.39% $ 13,820  ¤  ¤ $ 1,922^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $44 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $1,922.

T. ROWE PRICE Health Sciences Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Health Sciences Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-
end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board
Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Health Sciences Portfolio

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2024, totaled $(735,000) for the period ended March 31, 2024.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 693,968 $ 8,468 $ 1,095 $ 703,531
Convertible Bonds — 772 295 1,067
Convertible Preferred Stocks — 666 31,181 31,847
Preferred Stocks — 1,852 — 1,852
Short-Term Investments 1,922 — — 1,922
Total $ 695,890 $ 11,758 $ 32,571 $ 740,219
($000s)
Beginning
Balance
12/31/23
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
3/31/24
Investment in Securities
Common Stocks $ 1,481 $ 20 $ — $ (406) $ 1,095
Convertible Bonds — — 295 — 295
Convertible Preferred Stocks 30,591 (735) 1,325 — 31,181
Total $ 32,072 $ (715) $ 1,620 $ (406) $ 32,571

T. ROWE PRICE Health Sciences Portfolio

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stocks $ 1,095 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5%
- 100%
50% Decrease
Market
comparable
Enterprise
value to sales
multiple
1.7x
– 7.9x
6.1x Increase
Sales growth
rate
20% 20% Increase
Enterprise
value to gross
profit multiple
4.7x 4.7x Increase
Discount
for lack of
marketability
10% 10% Decrease
Expected
present value
Discount rate
for cost of
equity
7% 7% Decrease
Discount for
regulatory
uncertainty
29% 29% Decrease
Timing of
events
3.19 yrs 3.19 yrs Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 53% 53% Increase
Convertible Bonds $295 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible Preferred Stocks $31,181 Recent
comparable
transaction
price(s)
—# —# —# —#
Conversion
ratio
—# —# —#

T. ROWE PRICE Health Sciences Portfolio

Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Premium for
cumulative
preferred
dividend rights
10%
- 25%
13% Increase
Discount for
dilution
12% 12% Decrease
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Enterprise
value to sales
multiple
2.1x
– 6.6x
4.9x Increase
Sales growth
rate
19%
- 97%
28% Increase
Enterprise
value to gross
profit multiple
5.5x
– 8.6x
8.0x Increase
Gross profit
growth rate
23% 23% Increase
Enterprise
value to
EBITDA
multiple
11.5x
- 16.1x
13.8x Increase
EBITDA
growth rate
56% 56% Increase
Projected
enterprise
value to sales
multiple
1.1x
- 7.6x
6.5x Increase
Projected
enterprise
value to gross
profit multiple
6.8x
- 9.6x
7.8x Increase
Projected
enterprise
value to
EBITDA
multiple
11.8x 11.8x Increase
Probability
for potential
outcome
5% - 80% 37% Increase
Discount
to public
company
multiples
31%
- 52%
42% Decrease
Discount rate
for cost of
capital
15%
- 30%
17% Decrease

T. ROWE PRICE Health Sciences Portfolio

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E309-054Q1 03/24
Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 41% 41% Increase